Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 152,341	$ 434,110	$ 304,519
Other comprehensive income (loss):
Net unrealized gain (loss) on securities	45,128	136,527
Reclassification of net realized (gain) loss on securities into earnings	(995)	8,727
Net unrealized gain (loss) on derivatives designated as cash flow hedges	5,933	18,807
Reclassification of net realized loss on derivatives designated as cash flow hedges into earnings	99	5,303
Net actuarial loss and prior service cost	458
Other comprehensive income (loss)	50,623	169,364	(37,235)
Other comprehensive loss attributable to noncontrolling interest	(928)
Total comprehensive income	202,036	603,474
Restated
Net income			304,519
Other comprehensive income (loss):
Net unrealized gain (loss) on securities			(4,786)
Reclassification of net realized (gain) loss on securities into earnings			(60,503)
Net unrealized gain (loss) on derivatives designated as cash flow hedges			15,514
Reclassification of net realized loss on derivatives designated as cash flow hedges into earnings			12,540
Other comprehensive income (loss)			(37,235)
Other comprehensive loss attributable to noncontrolling interest
Total comprehensive income			$ 267,284